GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of subsidiaries [abstract]
GENERAL

NOTE 1 - GENERAL:

A.	SMX (Security Matters) Public Limited Company (“Security Matters” or “ SMX” or the “Company” and together with its subsidiaries, the “Group”) was incorporated in July 1, 2022 under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sussex Road, Dublin 4, Ireland, D04 T4A6. The Company was incorporated in 2022 as part of the Business Combination (see Note 1.B).

The Group provides one solution to solve both authentication and track challenges in order to uphold supply chain integrity and provide quality assurance and brand accountability to producers of goods. Its technology works as a track and trace system using a marker, a reader and an algorithm to identify embedded sub-molecular particles in order to track and trace different components along a production process (or any other marked good along a supply chain) to the end producer. Its proprietary marker system embeds a permanent or removable (depending on the needs of the customer) mark on solid, liquid or gaseous objects or materials. Each marker is comprised of a combination of marker codes such that each marker is designed to be unique and unable to be duplicated. The marker system is coupled with an innovative patented reader that responds to signals from the marker and, together with a patented algorithm, captures the details of the product retrieved and stored on a blockchain digital ledger. Each marker can be stored, either locally on the reader and on private servers, cloud servers or on a blockchain ledger, to protect data integrity and custody.

B.	The SPAC transaction:

On March 7, 2023 (the “Closing Date”) the Company completed its SPAC transaction (the “Business Combination”) with Lionheart III Corp (“Lionheart”), following that Lionheart and Security Matters PTY Ltd. (formerly named Security Matters Limited, which was incorporated in May 2018 under Australian law) became the Company’s wholly-owned subsidiaries and the Company listed its ordinary shares and public warrants on the NASDAQ stock market under the tickers SMX and SMXWW, respectively. On July 26, 2022, Security Matters PTY Ltd. and Lionheart, a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (the “BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders received the Company’s shares and warrants in exchange for their existing Lionheart shares and warrants and all shares existed in Security Matters PTY Ltd. were cancelled in return for the Company’s shares and resulting in Security Matters PTY Ltd. becoming a wholly owned subsidiary of the Company. Security Matters PTY Ltd. shareholders received consideration of 1 ordinary share per 10.3624 Security Matters PTY Ltd. shares, having an implied value of $10.00 per ordinary share and the Company became the holder of all of the issued shares in Security Matters PTY Ltd. and Lionheart, with Security Matters PTY Ltd. being delisted from the Australian Stock Exchange. The Business Combination resulted in 97.58% redemption by Lionheart’s public shareholders which resulted in leaving $3,061 of funds remaining in the trust account.

C.	As of June 30, 2024, the Company had incurred accumulated losses of $61.6 million and continue to incurred operating losses and negative cash flows from operating activities during the six-month period then ended. The Company has not yet generated revenues. The accompanying interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 4.3, on April 19, 2024, the Company entered into a Stock Purchase Agreement (“SPA”) with Generating Alpha Ltd. (hereafter “Alpha”) for up to $30 million of its ordinary shares. This agreement follows a prior note and warrant transaction with Alpha entered on April 11, 2024 (see Note 3.1). The SPA allows the Company to sell shares to Alpha through “Puts” with a mandatory minimum of $20 per Put and a maximum of $833 in any 30-day period. The share price depends on market conditions and is discounted based on specific price thresholds. Alpha’s obligation to purchase shares is subject to customary conditions, including owning no more than 4.99% of the Company’s shares at any given time. The SPA automatically terminates after 36 months or once Alpha has purchased $30 million in shares. The Company can terminate the agreement under certain conditions. Proceeds will primarily support working capital and general corporate purposes, with 50% of sales used to repay any outstanding debts owed to Alpha. The Company is continuing with additional capital raising and as described in note 9, post balance sheet date entered into additional funding agreements of $5.3 million along with securing $747 thousand and $194 in addition to restructuring of debt, into $800 and $500 in convertible and non convertible notes respectively. The Company plans to continue to secure convertible notes in addition to additional funding. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for the Company's long-term business plan. Considering the above, the Company’s dependency on external funding for its operations raises a substantial doubt about the Company’s ability to continue as a going concern. The interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

D.	The Company operates primarily through the following wholly owned subsidiaries and one majority owned, all of which have been consolidated in these consolidated financial statements.

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2024	Percentage Owned December 31, 2023
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	100%

Lionheart III Corp	USA	100%	100%

SMX Circular Economy Platform PTE, Ltd.	Singapore	100%	100%

SMX (Security Matters) Ireland Limited	Ireland	100%	100%

SMX Fashion and Luxury	France	100%	100%

TrueSilver SMX Platform Ltd.	Canada	100%	100%

SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100%

Security Matters Canada Ltd.	Canada	100%	100%

SMX Beverages Pty Ltd.	Australia	100%	100%

True Gold Consortium Pty Ltd.	Australia	51.9%*	51.9%*

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned June 30, 2024	Percentage Owned December 31, 2023
Yahaloma Technologies Inc.	Canada	50%	50% ***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Legally owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). On July 2024 ownership in the subsidiary increased from 51.9% to 52.9% , see also note 9 (3).

E.	On July 15, 2024, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 75:1 under the symbol “SMX,” with a new CUSIP number of G8267K208 and ISIN code IE000IG23NR9. Approved by shareholders and Board of Directors on June 11, 2024. This reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reduced the number of outstanding shares from approximately 44.8 million to about 597 thousand. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the Ordinary Shares increased from $0.0022 to $0.165. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. All share, options and warrants amount in these June 30, 2024 financial statements are presented post this reverse stock split.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 - GENERAL:

A.	SMX (Security Matters) Public Limited Company (“Security Matters” or the “Company” and together with its subsidiaries, the “Group”) was incorporated in July 1, 2022 under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sessex Road, Dublin 4, Ireland, D04 T4A6. The Company was incorporated in 2022 as part of the Business Combination (see Note 1.B).

The Company integrates chemistry, physics, and computer science to give materials memory and create a culture of transparency and trust across multiple industries. The Company’s nearly 100 patents support unique marking, measuring, and tracking technologies allowing clients to seamlessly deploy transparency at all levels of development and provide stakeholders with a complete provenance of material composition and history, from virgin material to recycled, to address manufacturing challenges and ESG goals while maintaining sustainable growth. As a result, SMX’s technologies are designed and developed to help companies address ESG commitments and transition more successfully to a low-carbon economy.

The Company’s technology seeks to enable global companies across various industries to transition more successfully to a sustainable circular economy. By adopting our technology, they would be able to tangibly measure and track the raw material from origination, through the supply chain and at the end of life-where the amount of material recycled/reused from that product item can be measured and as well as the number of times that specific material/item has been recycled/reused.

The Company provides one solution to solve both authentication and track and trace challenges in order to uphold supply chain integrity and provide quality assurance and brand accountability to producers of goods. Its technology works as a track and trace system using a marker, a reader and an algorithm to identify embedded sub-molecular particles in order to track and trace different components along a production process (or any other marked good along a supply chain) to the end producer.

Its proprietary marker system embeds a permanent or removable (depending on the needs of the customer) mark on solid, liquid or gaseous objects or materials. One reader can detect embedded data in various materials, from metals to fabrics to food and plastics, with all data logged onto the same digital platform.

Each marker is comprised of a combination of marker codes such that each marker is designed to be unique and unable to be duplicated. The marker system is coupled with patented reader that responds to signals from the marker and, together with a patented algorithm, captures the details of the product retrieved and stored on a blockchain digital ledger. Each marker can be stored, either locally on the reader and on private servers, cloud servers or on a blockchain ledger, to protect data integrity and custody.

B.	The SPAC transaction:

On March 7, 2023 (the “Closing Date”) the Company completed its SPAC transaction (the “Business Combination”) with Lionheart III Corp (“Lionheart”), following that Lionheart and Security Matters PTY Ltd. (formerly named Security Matters Limited, which was incorporated in May 2018 under Australian law) became the Company’s wholly-owned subsidiaries and the Company listed its ordinary shares and public warrants on the NASDAQ stock market under the tickers SMX and SMXWW, respectively. On July 26, 2022, Security Matters PTY Ltd. and Lionheart, a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (the “BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders received the Company’s shares and warrants in exchange for their existing Lionheart shares and warrants and all shares existed in Security Matters PTY Ltd. were cancelled in return for the Company’s shares and resulting in Security Matters PTY Ltd. becoming a wholly owned subsidiary of the Company. Security Matters PTY Ltd. shareholders received consideration of 1 ordinary share per 10.3624 Security Matters PTY Ltd. shares, having an implied value of $10.00 per ordinary share and the Company became the holder of all of the issued shares in Security Matters PTY Ltd. and Lionheart, with Security Matters PTY Ltd. being delisted from the Australian Stock Exchange. The Business Combination resulted in 97.58% redemption by Lionheart’s public shareholders which resulted in leaving $3,061 of funds remaining in the trust account.

C.	On October 3, 2023, the Company has signed an agreement with True Gold Consortium Pty Ltd.’s (“TrueGold”) shareholders to acquire an additional 7.5% which will increase the Company’s holdings to 51.9% in TrueGold and result in the Company’s gain control over TrueGold, See also Note 3.

D.	During the 12 months ended December 31, 2023, the Company incurred operating losses and negative cash flows from operating activities. The Company has not yet generated revenues. As discussed in Note 10, the Company executed an equity line agreement to raise up to $25,000 in consideration of the issuance of common stock over the course of 36 months with YA II PN, LTD (“Yorkville”). Furthermore, and as described in note 10 and note 24(10), in April 2024, the Company terminated the equity line agreement with Yorkville and entered into a similar agreement for $30,000 with an institutional investor. The Company is continuing with additional capital raising and as described in note 24(3), post balance sheet date it received an additional $3 million in funding. The Company also plans to secure a convertible note between $500 and $1,000 in addition to second round funding to raise approximately $5,800 after balance sheet date. The Company has also the ability to decrease its expenses and capitalize debt in order to meet its existing cash flow streams. Furthermore, the Company expect that the $5,000 NATO government agreement describe in note 24 (2), shall continue in the second half of 2024. Management believes that the proceeds from the recent funding agreements, combined with its cash on hand, equity line and the Company’s plans, are sufficient to meet the Company’s obligations as they come due in the foreseeable future. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for its long-term business plan.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 1 - GENERAL (CONT.):

E.	The Company operates primarily through 9 wholly owned subsidiaries and one majority owned all of which have been consolidated in these consolidated financial statements.

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2023		Percentage Owned December 31, 2022
Security Matters (SMX) PLC	Ireland	100%		-
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%		-
Lionheart III Corp	USA	100%		**
SMX Circular Economy Platform PTE, Ltd.	Singapore	100%		*
SMX (Security Matters) Ireland Limited	Ireland	100%		*
SMX Fashion and Luxury	France	100%		-
TrueSilver SMX Platform Ltd.	Canada	100%		-
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%		100	%***
Security Matters Canada Ltd.	Canada	100%		100	%***
SMX Beverages Pty Ltd.	Australia	100%		100	%***
True Gold Consortium Pty Ltd.	Australia	51.9	%***	See note 6

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned December 31, 2023	Percentage Owned December 31, 2022
Yahaloma Technologies Inc.	Canada	50%	50	%***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Incorporated in 2023.
**	Merger occurred in March 2023 as part of the Business Combination.
***	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2023.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)